COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Royalty rate	3.50%
Royalties, maximum percentage of grants received	100.00%
Payment received from OCS		$ 134	$ 118
Payment returned to OCS		134
Royalty expense	$ 17	42	$ 83
Remaining contingent obligations	1,764
Accrued royalties to a third party	55
Line of Credit	17,744	22,829
Performance guarantees	$ 3,333	$ 5,744
Ratio of total liabilities to tangible net worth	0.75